UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-5719

Dreyfus Stock Index Fund, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

John Pak, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	06/30/14

FORM N-CSR

Item 1.      Reports to Stockholders.

Dreyfus
Stock Index Fund, Inc.

SEMIANNUAL REPORT June 30, 2014

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents
THE FUND
2	A Letter from the President
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses With Those of Other Funds
7	Statement of Investments
24	Statement of Financial Futures
25	Statement of Assets and Liabilities
26	Statement of Operations
27	Statement of Changes in Net Assets
29	Financial Highlights
31	Notes to Financial Statements
44	Information About the Renewal of the Fund’s Management Agreement
FOR MORE INFORMATION
Back Cover

Dreyfus
Stock Index Fund, Inc.

The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Stock Index Fund, Inc., covering the six-month period from January 1, 2014, through June 30, 2014. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

U.S. equities defied many analysts’ expectations over the first half of 2014 when some broad measures of stock market performance continued to achieve new record highs in the wake of very robust performance in 2013. Strong corporate earnings and rising business and consumer confidence more than offset concerns regarding geopolitical tensions in overseas markets and a weather-related domestic economic contraction during the first quarter of the year.

We believe we already have seen signs that the economy’s winter contraction will likely prove temporary, including stronger labor markets, greater manufacturing activity, rebounding housing starts, and rising household wealth. While these developments portend well for corporate earnings over the remainder of the year, our portfolio managers are aware that some stocks and industry groups have reached richer valuations, which suggests that selectivity and a long-term perspective could become more important determinants of potential investment success.As always, we encourage you to talk with your financial advisor about our observations and their implications for your investments.

Thank you for your continued confidence and support.

J. Charles Cardona
President
The Dreyfus Corporation
July 15, 2014

DISCUSSION OF FUND PERFORMANCE

For the period of January 1, 2014, through June 30, 2014, as provided by Thomas J. Durante, CFA, Karen Q.Wong, and Richard A. Brown, Portfolio Managers

Fund and Market Performance Overview

For the six-month period ended June 30, 2014, Dreyfus Stock Index Fund’s Initial shares produced a total return of 7.00%, and its Service shares produced a total return of 6.84%.1 In comparison, the fund’s benchmark, the Standard & Poor’s ® 500 Composite Stock Price Index (“S&P 500 Index”), produced a total return of 7.12% for the same period.2,3

Despite anemic growth in the midst of harsh weather over the opening months of 2014, sustained improvement in U.S. economic conditions generally helped support stock market gains for the reporting period overall.The difference in return between the fund and the S&P 500 Index was primarily the result of transaction costs and operating expenses that are not reflected in the S&P 500 Index’s results.

The Fund’s Investment Approach

The fund seeks to match the total return of the S&P 500 Index by generally investing in all 500 stocks in the S&P 500 Index in proportion to their respective weighting. Often considered a proxy for the stock market in general, the S&P 500 Index is made up of 500 common stocks chosen to reflect the industries of the U.S. economy. Each stock is weighted by its market capitalization; that is, larger companies have greater representation in the S&P 500 Index than smaller ones.The fund also may use stock index futures as a substitute for the sale or purchase of securities.

Stocks Climbed Despite Economic Uncertainty

The S&P 500 Index recovered over the first half of 2014 after a steep sell-off in January stemming from the tapering of the Federal Reserve Board’s quantitative easing program and concerns regarding economic and political instability in the emerging markets. In addition, the U.S. Department of Commerce reported that U.S. GDP contracted at a surprising annualized rate of 2.9% over the first quarter of 2014 due to the dampening effects of severe winter weather on corporate spending and housing market activity, as well as by reduced export activity and slowing inventory accumulation by businesses.

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

However, U.S. stocks subsequently rebounded strongly, climbing to a series of new highs through the end of June as investors responded positively to expectations that the Fed would keep short-term interest rates low. Policymakers reiterated their intention to maintain an accommodative monetary policy even as labor markets, manufacturing activity, and other economic indicators improved in the spring.

While the market’s 2014 gains can be seen as an extension of the 2013 rally, equity market sentiment shifted over the first half of the year when investors turned their attention away from smaller, more speculative companies and toward well-established, large-cap stocks.This change was motivated, in part, by rising demand for dividend-paying stocks after yields of longer term U.S.Treasury securities moderated during the economic soft patch.

Energy and Technology Stocks Led Market’s Advance

All 10 of the economic segments represented in the S&P 500 Index posted positive absolute returns over the first half of 2014. Results were especially robust in the health care sector, where large pharmaceutical developers experienced strong sales growth in the emerging markets, and research-and-development efforts led to a number of new products. Moreover, the health care sector benefited from elevated levels of mergers-and-acquisitions activity and investors’ preference for high-quality, dividend-paying stocks.

In the energy sector, relative weakness among large, integrated oil-and-gas producers was more than offset by better results from companies offering equipment and services that make production more efficient. Indeed, new drilling technologies have fueled a new energy production boom in North America, enabling the United States to rank as the world’s largest oil producer.

The information technology sector also delivered above-average results, in large part due to sharp gains by consumer electronics giant Apple. Other technology producers with new products also fared well, particularly those offering upgraded smartphones and tablet computers. Some technology companies have established or raised their dividends, attracting income-oriented investors who historically have found relatively few opportunities in the information technology sector. Finally, lower long-term interest rates and intensifying demand from income-oriented investors bolstered the stock prices of utilities and real estate investment trusts with high dividend yields.

The consumer discretionary sector generally lagged market averages over the reporting period when retailers struggled with weak store traffic during the winter. Sellers of housewares and electronics were especially hard hit. However, media companies fared considerably better, enabling the consumer discretionary sector to post positive absolute returns.

Replicating the Performance of the S&P 500 Index

Although we do not actively manage the fund’s investments in response to macroeconomic trends, it is worth noting that the U.S. economic recovery appears to be back on track.As always, we have continued to monitor the factors considered by the fund’s investment model in light of current market conditions.

July 15, 2014

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The fund is only available as a funding vehicle under variable life insurance policies or variable annuity contracts issued by insurance companies. Individuals may not purchase shares of the fund directly.A variable annuity is an insurance contract issued by an insurance company that enables investors to accumulate assets on a tax-deferred basis for retirement or other long-term goals.The investment objective and policies of Dreyfus Stock Index Fund, Inc. made available through insurance products may be similar to other funds managed by Dreyfus. However, the investment results of the fund may be higher or lower than, and may not be comparable to, those of any other Dreyfus fund.

1 Total return includes reinvestment of dividends and any capital gains paid. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption fund shares may be worth more or less than their original cost.The fund’s performance does not reflect the deduction of additional charges and expenses imposed in connection with investing in variable insurance contracts, which will reduce returns.
2 SOURCE: LIPPER INC. — Reflects reinvestment of dividends daily and, where applicable, capital gain
distributions.The Standard & Poor’s 500 Composite Stock Price Index is a widely accepted, unmanaged index of
U.S. stock market performance. Investors cannot invest directly in any index.
3 “Standard & Poor’s®,” “S&P®,” “Standard & Poor’s 500™, ”and “S&P 500®” are trademarks of
Standard & Poor’s Financial Services LLC (“Standard & Poor’s”) and have been licensed for use by the fund.
The fund is not sponsored, endorsed, sold, or promoted by Standard & Poor’s and Standard & Poor’s does not make any representation regarding the advisability of investing in the fund.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads), redemption fees and expenses associated with variable annuity or insurance contracts, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Stock Index Fund, Inc. from January 1, 2014 to June 30, 2014. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.44	$2.72
Ending value (after expenses)	$1,070.00	$1,068.40

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended June 30, 2014

	Initial Shares	Service Shares
Expenses paid per $1,000†	$1.40	$2.66
Ending value (after expenses)	$1,023.41	$1,022.17

Expenses are equal to the fund’s annualized expense ratio of .28% for Initial Shares and .53% for Service Shares,
multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
June 30, 2014 (Unaudited)

Common Stocks—99.7%	Shares	Value ($)
Automobiles & Components—1.2%
BorgWarner	26,964	1,757,783
Delphi Automotive	33,311	2,289,798
Ford Motor	477,423	8,230,773
General Motors	158,037	5,736,743
Goodyear Tire & Rubber	33,266	924,129
Harley-Davidson	26,210	1,830,769
Johnson Controls	80,388	4,013,773
		24,783,768
Banks—6.0%
Bank of America	1,268,324	19,494,140
BB&T	85,112	3,355,966
Citigroup	366,791	17,275,856
Comerica	21,468	1,076,835
Fifth Third Bancorp	100,891	2,154,023
Hudson City Bancorp	55,868	549,182
Huntington Bancshares	101,038	963,903
JPMorgan Chase & Co.	456,991	26,331,821
KeyCorp	104,692	1,500,236
M&T Bank	15,605	1,935,800
People’s United Financial	37,482	568,602
PNC Financial Services Group	64,483	5,742,211
Regions Financial	171,031	1,816,349
SunTrust Banks	64,753	2,594,005
U.S. Bancorp	218,336	9,458,316
Wells Fargo & Co.	578,726	30,417,839
Zions Bancorporation	22,310	657,476
		125,892,560
Capital Goods—7.8%
3M	75,463	10,809,320
Allegion	11,033	625,350
AMETEK	30,241	1,580,999
Boeing	81,084	10,316,317
Caterpillar	75,497	8,204,259
Cummins	20,793	3,208,152
Danaher	72,671	5,721,388
Deere & Co.	44,769	4,053,833

The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Capital Goods (continued)
Dover	20,864		1,897,581
Eaton	56,760		4,380,737
Emerson Electric	84,903		5,634,163
Fastenal	33,080		1,637,129
Flowserve	16,704		1,241,942
Fluor	18,875		1,451,488
General Dynamics	39,383		4,590,089
General Electric	1,210,825		31,820,481
Honeywell International	93,933		8,731,072
Illinois Tool Works	45,947		4,023,119
Ingersoll-Rand	30,415		1,901,242
Jacobs Engineering Group	15,586	[a]	830,422
Joy Global	11,523		709,586
L-3 Communications Holdings	10,057		1,214,383
Lockheed Martin	32,600		5,239,798
Masco	43,787		972,071
Northrop Grumman	25,803		3,086,813
PACCAR	42,858		2,692,768
Pall	13,234		1,130,051
Parker Hannifin	17,949		2,256,728
Pentair	24,339		1,755,329
Precision Castparts	17,380		4,386,712
Quanta Services	25,620	[a]	885,940
Raytheon	37,497		3,459,098
Rockwell Automation	16,474		2,061,886
Rockwell Collins	15,980		1,248,677
Roper Industries	12,120		1,769,641
Snap-on	7,385		875,270
Stanley Black & Decker	19,156		1,682,280
Textron	33,304		1,275,210
United Technologies	101,373		11,703,513
W.W. Grainger	7,413		1,884,904
Xylem	22,600		883,208
			163,832,949

Common Stocks (continued)	Shares		Value ($)
Commercial & Professional Services—.7%
ADT	21,233	[b]	741,881
Cintas	12,433		789,993
Dun & Bradstreet	4,906		540,641
Equifax	14,390		1,043,851
Iron Mountain	20,420		723,889
Nielsen Holdings	36,556		1,769,676
Pitney Bowes	23,747		655,892
Republic Services	31,735		1,204,978
Robert Half International	16,902		806,901
Stericycle	10,429	[a]	1,235,002
Tyco International	56,000		2,553,600
Waste Management	52,782		2,360,939
			14,427,243
Consumer Durables & Apparel—1.3%
Coach	33,615		1,149,297
D.R. Horton	35,504		872,688
Fossil Group	5,696	[a]	595,346
Garmin	14,662	[b]	892,916
Harman International Industries	8,150		875,555
Hasbro	14,686		779,092
Leggett & Platt	16,779		575,184
Lennar, Cl. A	20,220		848,836
Mattel	41,761		1,627,426
Michael Kors Holdings	21,326	[a]	1,890,550
Mohawk Industries	7,451	[a]	1,030,771
Newell Rubbermaid	34,851		1,080,032
NIKE, Cl. B	89,594		6,948,015
PulteGroup	40,213		810,694
PVH	9,607		1,120,176
Ralph Lauren	7,369		1,184,125
Under Armour, Cl. A	19,436	[a]	1,156,248
VF	42,664		2,687,832
Whirlpool	9,263		1,289,595
			27,414,378

The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Consumer Services—1.7%
Carnival	53,508		2,014,576
Chipotle Mexican Grill	3,776	[a]	2,237,318
Darden Restaurants	15,205		703,535
Graham Holdings, Cl. B	514		369,109
H&R Block	32,266		1,081,556
Marriott International, Cl. A	26,920		1,725,572
McDonald’s	119,347		12,023,017
Starbucks	91,276		7,062,937
Starwood Hotels & Resorts Worldwide	22,823	[c]	1,844,555
Wyndham Worldwide	16,099		1,219,016
Wynn Resorts	9,611		1,994,859
Yum! Brands	53,848		4,372,458
			36,648,508
Diversified Financials—5.0%
Affiliated Managers Group	6,669	[a]	1,369,813
American Express	109,503		10,388,550
Ameriprise Financial	22,673		2,720,760
Bank of New York Mellon	137,408		5,150,052
Berkshire Hathaway, Cl. B	217,402	[a]	27,514,397
BlackRock	15,205		4,859,518
Capital One Financial	69,482		5,739,213
Charles Schwab	140,934		3,795,353
CME Group	38,335		2,719,868
Discover Financial Services	56,072		3,475,343
E*TRADE Financial	34,616	[a]	735,936
Franklin Resources	48,674		2,815,304
Goldman Sachs Group	50,271		8,417,376
IntercontinentalExchange Group	13,978		2,640,444
Invesco	52,583		1,985,008
Legg Mason	12,995		666,773
Leucadia National	39,171		1,027,064
McGraw-Hill Financial	32,605		2,707,193
Moody’s	22,451		1,968,055
Morgan Stanley	169,276		5,472,693
NASDAQ OMX Group	14,054		542,765
Navient	51,777		916,971

Common Stocks (continued)	Shares		Value ($)
Diversified Financials (continued)
Northern Trust	26,878		1,725,836
State Street	51,416		3,458,240
T. Rowe Price Group	31,430		2,653,006
			105,465,531
Energy—10.8%
Anadarko Petroleum	60,950		6,672,197
Apache	47,105		4,739,705
Baker Hughes	52,129		3,881,004
Cabot Oil & Gas	51,819		1,769,101
Cameron International	24,775	[a]	1,677,515
Chesapeake Energy	60,844		1,891,032
Chevron	229,870		30,009,529
Cimarex Energy	10,300		1,477,638
ConocoPhillips	148,232		12,707,929
CONSOL Energy	27,986		1,289,315
Denbury Resources	43,163		796,789
Devon Energy	45,759		3,633,265
Diamond Offshore Drilling	8,837	[b]	438,580
Ensco, Cl. A	27,626		1,535,177
EOG Resources	65,984		7,710,890
EQT	17,884		1,911,800
Exxon Mobil	519,151		52,268,123
FMC Technologies	28,060	[a]	1,713,624
Halliburton	102,754		7,296,562
Helmerich & Payne	12,634		1,466,934
Hess	31,958		3,160,327
Kinder Morgan	81,622		2,959,614
Marathon Oil	83,074		3,316,314
Marathon Petroleum	34,931		2,727,063
Murphy Oil	20,936		1,391,825
Nabors Industries	30,637		899,809
National Oilwell Varco	52,044		4,285,823
Newfield Exploration	15,358	[a]	678,824
Noble	30,749		1,031,936
Noble Energy	43,567		3,374,700
Occidental Petroleum	95,220		9,772,429

The Fund 11

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Energy (continued)
ONEOK	25,144		1,711,804
Peabody Energy	32,748		535,430
Phillips 66	68,524		5,511,385
Pioneer Natural Resources	17,118		3,933,888
QEP Resources	21,261		733,505
Range Resources	20,347		1,769,172
Rowan, Cl. A	14,228		454,300
Schlumberger	156,854		18,500,929
Southwestern Energy	41,783	[a]	1,900,709
Spectra Energy	81,199		3,449,334
Tesoro	15,481		908,270
Transocean	40,186	[b]	1,809,576
Valero Energy	63,488		3,180,749
Williams	89,151		5,189,480
			228,073,904
Food & Staples Retailing—2.3%
Costco Wholesale	53,085		6,113,269
CVS Caremark	141,738		10,682,793
Kroger	62,641		3,096,345
Safeway	26,803		920,415
Sysco	70,040		2,622,998
Wal-Mart Stores	194,094		14,570,637
Walgreen	105,553		7,824,644
Whole Foods Market	45,081		1,741,479
			47,572,580
Food, Beverage & Tobacco—5.2%
Altria Group	238,801		10,015,314
Archer-Daniels-Midland	79,894		3,524,124
Brown-Forman, Cl. B	19,359		1,823,037
Campbell Soup	21,164		969,523
Coca-Cola	456,353		19,331,113
Coca-Cola Enterprises	28,512		1,362,303
ConAgra Foods	51,603		1,531,577
Constellation Brands, Cl. A	19,733	[a]	1,739,069
Dr. Pepper Snapple Group	23,698		1,388,229
General Mills	74,509		3,914,703

Common Stocks (continued)	Shares		Value ($)
Food, Beverage & Tobacco (continued)
Hershey	17,946		1,747,402
Hormel Foods	16,575		817,976
J.M. Smucker	12,391		1,320,509
Kellogg	30,669		2,014,953
Keurig Green Mountain	15,315		1,908,402
Kraft Foods Group	72,420		4,341,579
Lorillard	44,271		2,699,203
McCormick & Co.	15,346		1,098,620
Mead Johnson Nutrition	24,249		2,259,279
Molson Coors Brewing, Cl. B	19,076		1,414,676
Mondelez International, Cl. A	203,676		7,660,254
Monster Beverage	15,998	[a]	1,136,338
PepsiCo	182,663		16,319,112
Philip Morris International	190,200		16,035,762
Reynolds American	37,196		2,244,779
Tyson Foods, Cl. A	32,227		1,209,802
			109,827,638
Health Care Equipment & Services—4.2%
Abbott Laboratories	181,656		7,429,730
Aetna	43,191		3,501,926
AmerisourceBergen	27,601		2,005,489
Baxter International	64,939		4,695,090
Becton Dickinson & Co.	23,502		2,780,287
Boston Scientific	161,081	[a]	2,057,004
C.R. Bard	9,324		1,333,425
Cardinal Health	41,379		2,836,944
CareFusion	25,911	[a]	1,149,153
Cerner	35,112	[a]	1,811,077
Cigna	33,160		3,049,725
Covidien	53,760		4,848,077
DaVita HealthCare Partners	21,732	[a]	1,571,658
DENTSPLY International	17,849		845,150
Edwards Lifesciences	12,530	[a]	1,075,575
Express Scripts Holding	94,016	[a]	6,518,129
Humana	18,262		2,332,423
Intuitive Surgical	4,659	[a]	1,918,576

The Fund 13

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Health Care Equipment & Services (continued)
Laboratory Corporation of America Holdings	10,389	[a]	1,063,834
McKesson	27,680		5,154,293
Medtronic	120,855		7,705,715
Patterson	9,719		383,998
Quest Diagnostics	17,021		998,962
St. Jude Medical	33,642		2,329,709
Stryker	35,210		2,968,907
Tenet Healthcare	11,442	[a]	537,087
UnitedHealth Group	118,520		9,689,010
Varian Medical Systems	13,048	[a]	1,084,811
WellPoint	34,250		3,685,643
Zimmer Holdings	20,306		2,108,981
			89,470,388
Household & Personal Products—2.0%
Avon Products	51,516		752,649
Clorox	15,496		1,416,334
Colgate-Palmolive	105,362		7,183,581
Estee Lauder, Cl. A	30,966		2,299,535
Kimberly-Clark	45,335		5,042,159
Procter & Gamble	326,746		25,678,968
			42,373,226
Insurance—2.9%
ACE	40,200		4,168,740
Aflac	54,309		3,380,735
Allstate	52,538		3,085,031
American International Group	175,406		9,573,659
Aon	36,121		3,254,141
Assurant	8,347		547,146
Chubb	29,200		2,691,364
Cincinnati Financial	17,995		864,480
Genworth Financial, Cl. A	59,781	[a]	1,040,189
Hartford Financial Services Group	53,057		1,899,971
Lincoln National	32,256		1,659,249
Loews	36,853		1,621,901
Marsh & McLennan	66,592		3,450,797
MetLife	135,677		7,538,214

Common Stocks (continued)	Shares		Value ($)
Insurance (continued)
Principal Financial Group	33,718		1,702,085
Progressive	66,527		1,687,125
Prudential Financial	55,416		4,919,278
Torchmark	10,710		877,363
Travelers	42,020		3,952,821
Unum Group	32,321		1,123,478
XL Group	32,239		1,055,182
			60,092,949
Materials—3.5%
Air Products & Chemicals	25,208		3,242,253
Airgas	8,359		910,379
Alcoa	141,326		2,104,344
Allegheny Technologies	13,887		626,304
Avery Dennison	11,844		607,005
Ball	17,464		1,094,644
Bemis	12,383		503,493
CF Industries Holdings	6,544		1,574,028
Dow Chemical	146,820		7,555,357
E.I. du Pont de Nemours & Co.	111,054		7,267,374
Eastman Chemical	18,216		1,591,168
Ecolab	32,381		3,605,301
FMC	15,840		1,127,650
Freeport-McMoRan Copper & Gold	125,668		4,586,882
International Flavors & Fragrances	9,527		993,476
International Paper	53,435		2,696,864
LyondellBasell Industries, Cl. A	50,442		4,925,661
MeadWestvaco	20,867		923,573
Monsanto	63,482		7,918,745
Mosaic	39,193		1,938,094
Newmont Mining	58,824		1,496,483
Nucor	38,186		1,880,661
Owens-Illinois	19,489	[a]	675,099
PPG Industries	16,498		3,467,055
Praxair	35,639		4,734,285
Sealed Air	23,167		791,616
Sherwin-Williams	10,283		2,127,656

The Fund 15

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Materials (continued)
Sigma-Aldrich	14,655		1,487,189
United States Steel	16,995	[b]	442,550
Vulcan Materials	15,901		1,013,689
			73,908,878
Media—3.6%
Cablevision Systems (NY Group), Cl. A	26,917	[b]	475,085
CBS, Cl. B	64,029		3,978,762
Comcast, Cl. A	312,742		16,787,991
DIRECTV	57,336	[a]	4,874,133
Discovery Communications, Cl. A	26,845	[a]	1,994,047
Gannett	26,519		830,310
Interpublic Group of Cos.	49,303		961,902
News Corp., Cl. A	58,467	[a]	1,048,898
Omnicom Group	31,493		2,242,931
Scripps Networks Interactive, Cl. A	13,652		1,107,723
Time Warner	106,622		7,490,196
Time Warner Cable	33,635		4,954,436
Twenty-First Century Fox, Cl. A	232,358		8,167,384
Viacom, Cl. B	47,539		4,123,057
Walt Disney	194,627		16,687,319
			75,724,174
Pharmaceuticals, Biotech &
Life Sciences—9.0%
AbbVie	191,982		10,835,464
Actavis	21,132	[a]	4,713,493
Agilent Technologies	40,001		2,297,657
Alexion Pharmaceuticals	23,787	[a]	3,716,719
Allergan	35,765		6,052,153
Amgen	91,187		10,793,805
Biogen Idec	28,544	[a]	9,000,209
Bristol-Myers Squibb	200,070		9,705,396
Celgene	96,814	[a]	8,314,386
Eli Lilly & Co.	118,873		7,390,334
Forest Laboratories	28,268	[a]	2,798,532
Gilead Sciences	185,430	[a]	15,374,001
Hospira	19,501	[a]	1,001,766

Common Stocks (continued)	Shares		Value ($)
Pharmaceuticals, Biotech &
Life Sciences (continued)
Johnson & Johnson	341,602		35,738,401
Merck & Co.	352,943		20,417,753
Mylan	45,060	[a]	2,323,294
PerkinElmer	13,073		612,339
Perrigo Company	15,851		2,310,442
Pfizer	770,208		22,859,773
Regeneron Pharmaceuticals	9,543	[a]	2,695,611
Thermo Fisher Scientific	48,162		5,683,116
Vertex Pharmaceuticals	27,824	[a]	2,634,376
Waters	10,309	[a]	1,076,672
Zoetis	60,341		1,947,204
			190,292,896
Real Estate—2.2%
American Tower	47,473	[c]	4,271,621
Apartment Investment & Management, Cl. A	16,786	[c]	541,684
AvalonBay Communities	14,656	[c]	2,083,937
Boston Properties	18,165	[c]	2,146,740
CBRE Group, Cl. A	33,194	[a]	1,063,536
Crown Castle International	40,076		2,976,044
Equity Residential	40,278	[c]	2,537,514
Essex Property Trust	7,439	[c]	1,375,545
General Growth Properties	64,439	[c]	1,518,183
HCP	54,540	[c]	2,256,865
Health Care	36,851	[c]	2,309,452
Host Hotels & Resorts	89,696	[c]	1,974,209
Kimco Realty	50,677	[c]	1,164,557
Macerich	16,615	[c]	1,109,051
Plum Creek Timber	20,903	[c]	942,725
Prologis	60,289	[c]	2,477,275
Public Storage	17,508	[c]	2,999,996
Simon Property Group	37,925	[c]	6,306,169
Ventas	35,162	[c]	2,253,884
Vornado Realty Trust	21,120	[c]	2,254,138
Weyerhaeuser	70,443	[b,c]	2,330,959
			46,894,084

The Fund 17

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Retailing—4.0%
Amazon.com	45,003	[a]	14,616,074
AutoNation	8,010	[a]	478,037
AutoZone	4,048	[a]	2,170,700
Bed Bath & Beyond	25,717	[a]	1,475,641
Best Buy	32,803		1,017,221
CarMax	26,759	[a]	1,391,736
Dollar General	36,595	[a]	2,099,089
Dollar Tree	25,468	[a]	1,386,987
Expedia	12,194		960,399
Family Dollar Stores	11,720		775,161
GameStop, Cl. A	14,004	[b]	566,742
Gap	32,695		1,359,131
Genuine Parts	18,346		1,610,779
Home Depot	165,467		13,396,208
Kohl’s	24,841		1,308,624
L Brands	29,794		1,747,716
Lowe’s	120,777		5,796,088
Macy’s	44,570		2,585,951
Netflix	7,129	[a]	3,141,037
Nordstrom	16,778		1,139,730
O’Reilly Automotive	12,748	[a]	1,919,849
PetSmart	12,078		722,264
Priceline Group	6,295	[a]	7,572,885
Ross Stores	25,388		1,678,908
Staples	79,077		857,195
Target	76,525		4,434,624
The TJX Companies	85,162		4,526,360
Tiffany & Co.	12,967		1,299,942
Tractor Supply	16,997		1,026,619
TripAdvisor	13,071	[a]	1,420,295
Urban Outfitters	13,780	[a]	466,591
			84,948,583
Semiconductors & Semiconductor
Equipment—2.3%
Altera	37,238		1,294,393
Analog Devices	37,516		2,028,490

Common Stocks (continued)	Shares		Value ($)
Semiconductors & Semiconductor
Equipment (continued)
Applied Materials	145,039		3,270,629
Avago Technologies	30,156		2,173,343
Broadcom, Cl. A	66,537		2,469,853
First Solar	8,565	[a]	608,629
Intel	601,047		18,572,352
KLA-Tencor	20,165		1,464,786
Lam Research	19,918		1,346,058
Linear Technology	28,337		1,333,823
Microchip Technology	23,926	[b]	1,167,828
Micron Technology	129,216	[a]	4,257,667
NVIDIA	68,614		1,272,104
Texas Instruments	129,667		6,196,786
Xilinx	32,510		1,538,048
			48,994,789
Software & Services—10.0%
Accenture, Cl. A	76,714		6,201,560
Adobe Systems	56,155	[a]	4,063,376
Akamai Technologies	21,323	[a]	1,301,982
Alliance Data Systems	6,396	[a]	1,798,875
Autodesk	27,611	[a]	1,556,708
Automatic Data Processing	58,282		4,620,597
CA	38,926		1,118,733
Citrix Systems	19,943	[a]	1,247,435
Cognizant Technology Solutions, Cl. A	73,486	[a]	3,594,200
Computer Sciences	18,152		1,147,206
eBay	137,881	[a]	6,902,323
Electronic Arts	36,670	[a]	1,315,353
Facebook, Cl. A	207,605	[a]	13,969,740
Fidelity National Information Services	35,107		1,921,757
Fiserv	30,101	[a]	1,815,692
Google, Cl. A	34,203	[a]	19,997,468
Google, Cl. C	34,203	[a]	19,676,302
International Business Machines	115,080		20,860,552
Intuit	33,946		2,733,671
MasterCard, Cl. A	122,253		8,981,928

The Fund 19

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Software & Services (continued)
Microsoft	907,237		37,831,783
Oracle	415,542		16,841,917
Paychex	38,492		1,599,728
Red Hat	22,580	[a]	1,247,997
salesforce.com	67,393	[a]	3,914,185
Symantec	82,522		1,889,754
Teradata	19,863	[a]	798,493
Total System Services	20,172		633,603
VeriSign	15,902	[a]	776,177
Visa, Cl. A	60,739		12,798,315
Western Union	65,960		1,143,746
Xerox	131,338		1,633,845
Yahoo!	112,848	[a]	3,964,350
			209,899,351
Technology Hardware & Equipment—6.5%
Amphenol, Cl. A	19,057		1,835,951
Apple	729,269		67,770,968
Cisco Systems	617,900		15,354,815
Corning	157,315		3,453,064
EMC	247,131		6,509,431
F5 Networks	9,118	[a]	1,016,110
FLIR Systems	16,352		567,905
Harris	12,868		974,751
Hewlett-Packard	226,872		7,641,049
Jabil Circuit	24,327		508,434
Juniper Networks	55,674	[a]	1,366,240
Motorola Solutions	27,312		1,818,160
NetApp	38,924		1,421,504
QUALCOMM	203,807		16,141,514
SanDisk	27,670		2,889,578
Seagate Technology	39,790		2,260,868
TE Connectivity	49,500		3,061,080
Western Digital	25,042		2,311,377
			136,902,799

Common Stocks (continued)	Shares		Value ($)
Telecommunication Services—2.4%
AT&T	625,056		22,101,980
CenturyLink	68,602		2,483,392
Frontier Communications	117,263	[b]	684,816
Verizon Communications	500,024		24,466,174
Windstream Holdings	71,566	[b]	712,797
			50,449,159
Transportation—2.0%
C.H. Robinson Worldwide	17,326		1,105,226
CSX	122,477		3,773,516
Delta Air Lines	103,284		3,999,156
Expeditors International of Washington	25,090		1,107,974
FedEx	33,586		5,084,249
Kansas City Southern	13,175		1,416,444
Norfolk Southern	37,507		3,864,346
Ryder System	6,897		607,557
Southwest Airlines	83,804		2,250,975
Union Pacific	109,082		10,880,930
United Parcel Service, Cl. B	85,118		8,738,214
			42,828,587
Utilities—3.1%
AES	76,718		1,192,965
AGL Resources	14,294		786,599
Ameren	29,373		1,200,768
American Electric Power	59,049		3,293,163
CenterPoint Energy	53,164		1,357,809
CMS Energy	32,486		1,011,939
Consolidated Edison	35,126		2,028,175
Dominion Resources	69,491		4,969,996
DTE Energy	21,484		1,672,959
Duke Energy	85,571		6,348,512
Edison International	39,047		2,269,021
Entergy	21,056		1,728,487
Exelon	103,865		3,788,995
FirstEnergy	49,703		1,725,688

The Fund 21

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks (continued)	Shares		Value ($)
Utilities (continued)
Integrys Energy Group	9,923		705,823
NextEra Energy	52,128		5,342,077
NiSource	38,636		1,519,940
Northeast Utilities	37,338		1,764,967
NRG Energy	40,112		1,492,166
Pepco Holdings	31,659		869,989
PG&E	54,802		2,631,592
Pinnacle West Capital	13,412		775,750
PPL	76,206		2,707,599
Public Service Enterprise Group	60,679		2,475,096
SCANA	16,390	[b]	881,946
Sempra Energy	27,366		2,865,494
Southern	106,699		4,842,001
TECO Energy	27,160	[b]	501,917
Wisconsin Energy	27,057		1,269,514
Xcel Energy	59,925		1,931,383
			65,952,330
Total Common Stocks
(cost $953,011,477)			2,102,671,252
	Principal
Short-Term Investments—.0%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.01%, 9/11/14
(cost $744,979)	745,000	[d]	744,978

Other Investment—.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,835,514)	10,835,514	[e]	10,835,514

Investment of Cash Collateral
for Securities Loaned—.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund
(cost $8,198,483)	8,198,483 [e]	8,198,483
Total Investments (cost $972,790,453)	100.6%	2,122,450,227
Liabilities, Less Cash and Receivables	(.6%)	(12,424,369)
Net Assets	100.0%	2,110,025,858

a Non-income producing security.
b Security, or portion thereof, on loan.At June 30, 2014, the value of the fund’s securities on loan was $9,041,183 and the value of the collateral held by the fund was $9,263,716, consisting of cash collateral of $8,198,483 and
U.S. Government & Agency securities valued at $1,065,233.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures contracts.
e Investment in affiliated money market mutual fund.

Portfolio Summary (Unaudited)†

	Value (%)	Value (%)
Energy	10.8	Insurance	2.9
Software & Services	10.0	Telecommunication Services	2.4
Pharmaceuticals,		Food & Staples Retailing	2.3
Biotech & Life Sciences	9.0	Semiconductors &
Capital Goods	7.8	Semiconductor Equipment	2.3
Technology Hardware & Equipment	6.5	Real Estate	2.2
Banks	6.0	Household & Personal Products	2.0
Food, Beverage & Tobacco	5.2	Transportation	2.0
Diversified Financials	5.0	Consumer Services	1.7
Health Care Equipment & Services	4.2	Consumer Durables & Apparel	1.3
Retailing	4.0	Automobiles & Components	1.2
Media	3.6	Short-Term/Money Market Investments	.9
Materials	3.5	Commercial & Professional Services	.7
Utilities	3.1		100.6

† Based on net assets.
See notes to financial statements.

The Fund 23

STATEMENT OF FINANCIAL FUTURES
June 30, 2014 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 6/30/2014	($)
Financial Futures Long
Standard & Poor’s 500 E-mini	130	12,690,600	September 2014	77,397

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
June 30, 2014 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $9,041,183)—Note 1(b):
Unaffiliated issuers	953,756,456	2,103,416,230
Affiliated issuers	19,033,997	19,033,997
Cash		128,438
Dividends, interest and securities lending income receivable		2,228,165
Receivable for futures variation margin—Note 4		3,976
Prepaid expenses		10,378
		2,124,821,184
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		478,168
Liability for securities on loan—Note 1(b)		8,198,483
Payable for shares of Common Stock redeemed		4,221,897
Payable for investment securities purchased		1,735,588
Accrued expenses		161,190
		14,795,326
Net Assets ($)		2,110,025,858
Composition of Net Assets ($):
Paid-in capital		974,473,459
Accumulated undistributed investment income—net		95,541
Accumulated net realized gain (loss) on investments		(14,280,313)
Accumulated net unrealized appreciation (depreciation)
on investments (including $77,397 net unrealized
appreciation on financial futures)		1,149,737,171
Net Assets ($)		2,110,025,858

Net Asset Value Per Share
	Initial Shares	Service Shares
Net Assets ($)	1,869,804,637	240,221,221
Shares Outstanding	43,666,838	5,604,248
Net Asset Value Per Share ($)	42.82	42.86

See notes to financial statements.

The Fund 25

STATEMENT OF OPERATIONS
Six Months Ended June 30, 2014 (Unaudited)

Investment Income ($):
Income:
Cash dividends (net of $2,215 foreign taxes withheld at source):
Unaffiliated issuers	20,402,998
Affiliated issuers	4,932
Income from securities lending—Note 1(b)	27,458
Interest	314
Total Income	20,435,702
Expenses:
Management fee—Note 3(a)	2,467,718
Distribution fees—Note 3(b)	290,147
Prospectus and shareholders’ reports	113,472
Directors’ fees and expenses—Note 3(d)	73,834
Professional fees	56,816
Loan commitment fees—Note 2	11,154
Shareholder servicing costs—Note 3(c)	1,206
Miscellaneous	53,595
Net Expenses	3,067,942
Less—reduction in expenses due to earnings credits—Note 3(c)	(4)
Total Expenses	3,067,938
Investment Income—Net	17,367,764
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	26,487,359
Net realized gain (loss) on financial futures	1,331,612
Net Realized Gain (Loss)	27,818,971
Net unrealized appreciation (depreciation) on investments	93,369,787
Net unrealized appreciation (depreciation) on financial futures	(191,138)
Net Unrealized Appreciation (Depreciation)	93,178,649
Net Realized and Unrealized Gain (Loss) on Investments	120,997,620
Net Increase in Net Assets Resulting from Operations	138,365,384

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Operations ($):
Investment income—net	17,367,764	33,748,993
Net realized gain (loss) on investments	27,818,971	39,130,528
Net unrealized appreciation
(depreciation) on investments	93,178,649	452,015,601
Net Increase (Decrease) in Net Assets
Resulting from Operations	138,365,384	542,895,122
Dividends to Shareholders from ($):
Investment income—net:
Initial Shares	(15,562,850)	(30,524,057)
Service Shares	(1,718,110)	(3,471,345)
Net realized gain on investments:
Initial Shares	(21,174,073)	(18,648,547)
Service Shares	(2,747,658)	(2,287,662)
Total Dividends	(41,202,691)	(54,931,611)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Initial Shares	67,171,593	158,642,208
Service Shares	5,992,311	28,775,193
Dividends reinvested:
Initial Shares	36,736,923	49,172,604
Service Shares	4,465,768	5,759,007
Cost of shares redeemed:
Initial Shares	(118,767,304)	(367,864,031)
Service Shares	(21,015,786)	(32,872,847)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	(25,416,495)	(158,387,866)
Total Increase (Decrease) in Net Assets	71,746,198	311,575,645
Net Assets ($):
Beginning of Period	2,038,279,660	1,726,704,015
End of Period	2,110,025,858	2,038,279,660
Undistributed investment income—net	95,541	8,737

The Fund 27

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended
	June 30, 2014	Year Ended
	(Unaudited)	December 31, 2013
Capital Share Transactions:
Initial Shares
Shares sold	1,639,940	4,363,041
Shares issued for dividends reinvested	889,281	1,363,714
Shares redeemed	(2,897,104)	(10,077,013)
Net Increase (Decrease) in Shares Outstanding	(367,883)	(4,350,258)
Service Shares
Shares sold	145,515	803,289
Shares issued for dividends reinvested	108,096	159,629
Shares redeemed	(513,020)	(903,281)
Net Increase (Decrease) in Shares Outstanding	(259,409)	59,637

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated.All information (except portfolio turnover rate) reflects financial results for a single fund share.Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. The fund’s total returns do not reflect expenses associated with variable annuity or insurance contracts.These figures have been derived from the fund’s financial statements.

Six Months Ended
June 30, 2014				Year Ended December 31,
Initial Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	40.84		31.86	29.48	29.67	26.31	22.98
Investment Operations:
Investment income—net[a]	.36		.66	.63	.54	.48	.48
Net realized and unrealized
gain (loss) on investments 2.47			9.39	3.95	.02	3.37	4.85
Total from
Investment Operations	2.83		10.05	4.58	.56	3.85	5.33
Distributions:
Dividends from
investment income—net	(.36)		(.68)	(.64)	(.55)	(.49)	(.48)
Dividends from net realized
gain on investments	(.49)		(.39)	(1.56)	(.20)	—	(1.52)
Total Distributions	(.85)		(1.07)	(2.20)	(.75)	(.49)	(2.00)
Net asset value,
end of period	42.82		40.84	31.86	29.48	29.67	26.31
Total Return (%)	7.00	[b]	32.02	15.74	1.88	14.84	26.33
Ratios/Supplemental
Data (%):
Ratio of total expenses
to average net assets	.28	[c]	.29	.28	.27	.27	.29
Ratio of net expenses
to average net assets	.28	[c]	.29	.28	.27	.27	.29
Ratio of net investment
income to average
net assets	1.75	[c]	1.82	2.02	1.81	1.78	2.12
Portfolio Turnover Rate	1.39	[b]	3.76	3.13	3.27	4.46	5.42
Net Assets, end of period
($ x 1,000)	1,869,805		1,798,538	1,541,577 1,487,417		1,635,095	1,593,165

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

The Fund 29

FINANCIAL HIGHLIGHTS (continued)

Six Months Ended
June 30, 2014				Year Ended December 31,
Service Shares	(Unaudited)		2013	2012	2011	2010	2009
Per Share Data ($):
Net asset value,
beginning of period	40.89		31.90	29.51	29.70	26.34	23.00
Investment Operations:
Investment income—net[a]	.31		.57	.56	.47	.41	.43
Net realized and unrealized
gain (loss) on investments	2.46		9.40	3.96	.02	3.38	4.85
Total from Investment Operations	2.77		9.97	4.52	.49	3.79	5.28
Distributions:
Dividends from
investment income—net	(.31)		(.59)	(.57)	(.48)	(.43)	(.42)
Dividends from net realized
gain on investments	(.49)		(.39)	(1.56)	(.20)	—	(1.52)
Total Distributions	(.80)		(.98)	(2.13)	(.68)	(.43)	(1.94)
Net asset value, end of period	42.86		40.89	31.90	29.51	29.70	26.34
Total Return (%)	6.84	[b]	31.71	15.47	1.62	14.54	26.05
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.53	[c]	.54	.53	.52	.52	.54
Ratio of net expenses
to average net assets	.53	[c]	.54	.53	.52	.52	.54
Ratio of net investment income
to average net assets	1.50	[c]	1.57	1.78	1.56	1.53	1.86
Portfolio Turnover Rate	1.39	[b]	3.76	3.13	3.27	4.46	5.42
Net Assets, end of period
($ x 1,000)	240,221		239,742	185,127	168,177	168,782	150,369

a	Based on average shares outstanding at each month end.
b	Not annualized.
c	Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Stock Index Fund, Inc. (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a non-diversified open-end management investment company, that is intended to be a funding vehicle for variable annuity contracts and variable life insurance policies to be offered by the separate accounts of life insurance companies.The fund’s investment objective is to match the total return of the Standard & Poor’s 500® Composite Stock Price Index. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Mellon Capital Management Corporation (“Mellon Capital”), an indirect wholly-owned subsidiary of BNY Mellon, serves as the fund’s index manager.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares, which are sold without a sales charge.The fund is authorized to issue 400 million shares of $.001 par value Common Stock in each of the following classes of shares: Initial shares (250 million shares authorized) and Service shares (150 million shares authorized). Initial shares are subject to a Shareholder Services Plan fee and Service shares are subject to a Distribution Plan fee. Each class of shares has identical rights and privileges, except with respect to the Distribution Plan, Shareholder Services Plan, and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC

The Fund 31

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The fund enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the fund’s Board of Directors (the “Board”).These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

The Fund 33

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.

The following is a summary of the inputs used as of June 30, 2014 in valuing the fund’s investments:

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities—
Domestic
Common
Stocks†	2,097,072,182	—	—	2,097,072,182
Equity Securities—
Foreign
Common Stocks†	5,599,070	—	—	5,599,070

		Level 2—Other	Level 3—
	Level 1—	Significant	Significant
	Unadjusted	Observable	Unobservable
	Quoted Prices	Inputs	Inputs	Total
Assets ($) (continued)
Investments in Securities
(continued):
Mutual Funds	19,033,997	—	—	19,033,997
U.S. Treasury	—	744,978	—	744,978
Other Financial
Instruments:
Financial Futures††	77,397	—	—	77,397

†	See Statement of Investments for additional detailed categorizations.
††	Amount shown represents unrealized appreciation at period end.

At June 30, 2014, there were no transfers between Level 1 and Level 2 of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund

The Fund 35

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended June 30, 2014,The Bank of New York Mellon earned $8,137 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended June 30, 2014 were as follows:

Affiliated
Investment	Value			Value	Net
Company	12/31/2013 ($)	Purchases ($)	Sales ($)	6/30/2014 ($)	Assets (%)
Dreyfus
Institutional
Preferred
Plus Money
Market
Fund	16,746,890	65,384,857	71,296,233	10,835,514.5
Dreyfus
Institutional
Cash
Advantage
Fund	6,133,305	43,006,873	40,941,695	8,198,483.4
Total	22,880,195	108,391,730	112,237,928	19,033,997.9

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net are declared and paid on a quarterly basis. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable pro-

visions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended June 30, 2014, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended June 30, 2014, the fund did not incur any interest or penalties.

Each tax year in the three-year period ended December 31, 2013 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended December 31, 2013 was as follows: ordinary income $37,754,271 and long-term capital gains $17,177,340.The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $265 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended June 30, 2014, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Index-Management Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .245% of the value of the fund’s average daily net assets and is payable monthly.

The Fund 37

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

Pursuant to an index management agreement (the “Index Agreement”), Dreyfus has agreed to pay Mellon Capital a monthly index-management fee at the annual rate of .095% of the value of the fund’s average daily net assets. Pursuant to the Index Agreement, the fund’s custody fee is included in the index-management fee.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Service shares pay the Distributor for distributing its shares, for servicing and/or maintaining Service shares’ shareholder accounts and for advertising and marketing for Service shares. The Distribution Plan provides for payments to be made at an annual rate of .25% of the value of the Service shares’ average daily net assets.The Distributor may make payments to Participating Insurance Companies and to brokers and dealers acting as principal underwriter for their variable insurance products. The fees payable under the Distribution Plan are payable without regard to actual expenses incurred. During the period ended June 30, 2014, Service shares were charged $290,147 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Initial shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of its average daily net assets for certain allocated expenses with respect to servicing and/or maintaining Initial shares’ shareholder accounts. During the period ended June 30, 2014, Initial shares were charged $442 pursuant to the Shareholders Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended June 30, 2014, the fund was charged $692 for transfer agency services and $50 for cash management services.These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $4.

During the period ended June 30, 2014, the fund was charged $4,593 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $423,542, Distribution Plan fees $49,110, Shareholder Services Plan fees $3,000, Chief Compliance Officer fees $2,209 and transfer agency fees $307.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities and financial futures, during the period ended June 30, 2014, amounted to $28,134,801 and $64,133,886, respectively.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended June 30, 2014 is discussed below.

Financial Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments. The fund invests in financial futures in order to manage its exposure to or protect against changes in the market. A financial futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments

The Fund 39

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

require initial margin deposits with a counterparty, which consist of cash or cash equivalents.The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change.Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations.When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations.There is minimal counterparty credit risk to the fund with financial futures since they are exchange traded, and the exchange guarantees the financial futures against default. Financial futures open at June 30, 2014 are set forth in the Statement of Financial Futures.

The following summarizes the average market value of derivatives outstanding during the period ended June 30, 2014:

Average Market Value ($)
Equity financial futures	18,583,368

At June 30, 2014, accumulated net unrealized appreciation on investments was $1,149,659,774, consisting of $1,183,604,456 gross unrealized appreciation and $33,944,682 gross unrealized depreciation.

At June 30, 2014, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 5—Pending Legal Matters:

The fund and many other entities have been named as defendants in numerous pending litigations as a result of their participation in the leveraged buyout transaction (“LBO”) of the Tribune Company (“Tribune”).The cases allege that Tribune took on billions of dollars of debt in the LBO to purchase its own stock from shareholders at $34 per share.The LBO was closed in a two-step transaction with shares being repurchased byTribune in a tender offer in June 2007 (“Step One”) and in a go-private merger in December 2007 (“Step Two”). In 2008, approximately one year after the LBO was concluded,Tribune filed for bankruptcy protection under Chapter 11. Thereafter, in approximately

June 2011, certain Tribune creditors filed dozens of complaints in various courts throughout the country alleging that the payments made to shareholders in the LBO were “fraudulent conveyances” under state and/or federal law, and that the shareholders must return the payments they received for their shares to satisfy the plaintiffs’ unpaid claims.These cases have been consolidated for coordinated pre-trial proceedings in a multi-district litigation in the United States District Court for the Southern District of New York titled In re Tribune Company Fraudulent Conveyance Litigation (S.D.N.Y. Nos. 11-md-2296 and 12-mc-2296 (RJS) (“Tribune MDL”)). On March 27, 2013, the Tribune MDL was reassigned from Judge William H. Pauley to Judge Richard J. Sullivan. No explanation was given for the reassignment.

In addition, there was a case pending in United States Bankruptcy Court for the District of Delaware brought by the Unsecured Creditors Committee of the Tribune Company that has since been transferred to the Tribune MDL (formerly The Official Committee of Unsecured Creditors of Tribune Co. v. FitzSimons, et al., Bankr. D. Del.Adv. Pro. No. 10-54010 (KJC)) (“FitzSimons case”).The case was originally filed on November 1, 2010. In a Fourth Amended Complaint filed in November 2012, among other claims, the Creditors Committee sought recovery under the Bankruptcy Code for alleged “fraudulent conveyances” from more than 5,000 Tribune shareholders (“Shareholder Defendants”), including the fund, and a defendants’ class of all shareholders who tendered their Tribune stock in the LBO and received cash in exchange.There were 35 other counts in the Fourth Amended Complaint that did not relate to claims against Shareholder Defendants, but instead were brought against parties directly involved in approval or execution of the leveraged buyout. On January 10, 2013, pursuant to the Tribune bankruptcy plan, Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust, became the successor plaintiff to the Creditors Committee in this case.The case is now proceeding as: Mark S. Kirchner, as Litigation Trustee for the Tribune Litigation Trust v. FitzSimons, et al., S.D.N.Y. No. 12-cv-2652 (RJS). On

The Fund 41

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

August 1, 2013, the plaintiff filed a Fifth Amended Complaint with the Court. The Fifth Amended Complaint contains more detailed allegations regarding the steps Tribune took in consideration and execution of the LBO, but does not change the legal basis for the claim previously alleged against the Shareholder Defendants.

On November 6, 2012, a motion to dismiss was filed in the Tribune MDL. Oral argument on the motion to dismiss was held on May 23, 2013. On September 23, 2013 Judge Sullivan granted the motion to dismiss on standing grounds, after rejecting defendants’ preemption arguments. By granting the motion, Judge Sullivan dismissed nearly 50 cases in the Tribune MDL, including all cases with Deutsche Bank Trust Company Americas or William A. Niese as the lead plaintiff.The fund was a defendant in at least one of the dismissed cases.The motion had no effect on the FitzSimons case, which had been stayed.

On September 30, 2013, plaintiffs appealed the motion to dismiss decision to the U.S. Court of Appeals for the Second Circuit. On October 28, 2013, certain defendants cross-appealed from Judge Sullivan’s decision, seeking review of the arguments that Judge Sullivan rejected in his decision. Briefing on the appeal and cross appeal was completed in April 2014. Oral argument before the Second Circuit is scheduled for November 5, 2014.

On November 11, 2013, Judge Sullivan entered Master Case Order No. 4 in the Tribune MDL. Master Case Order No. 4 addressed numerous procedural and administrative tasks for the cases that remain in the Tribune MDL, including the FitzSimons case. Pursuant to Master Case Order No. 4, the parties – through their executive committees and liaison counsel – attempted to negotiate a protocol for motions to dismiss and other procedural issues, and submitted rival proposals to the Court. On April 24, 2014 the Court entered an order setting a schedule for the first motions to dismiss in the FitzSimons case. Pursuant to that schedule, a “global” motion to dismiss the fraudulent transfer claim asserted against the Shareholder Defendants, which applies equally to all Shareholder Defendants including the fund, was filed on May 23, 2014. Plaintiff’s reponse brief was filed on June 23, 2014, and the reply brief was filed on July 3, 2014. No date for oral argument has been scheduled. The Court also preserved Shareholder Defendants’ rights to file nineteen motions to dismiss enumerated in their proposal and motions pursuant to Rules 12(b)(2)-(5) of the Federal Rules of Civil Procedure. If these various motions are necessary after the Court decides the global motion to dismiss, the Court will set further guidelines and briefing schedules.

As of July 31, 2014, no answers to the Fifth Amended Complaint in the FitzSimons case may be filed.

At this stage in the proceedings, it is not possible to assess with any reasonable certainty the probable outcomes of the pending litigations. Consequently, at this time, management is unable to estimate the possible loss that may result.

The Fund 43

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on March 4-5, 2014, the Board considered the renewal of the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”), and the Index Management Agreement (together, the “Agreements”), pursuant to which Mellon Capital Management Corporation (the “Index Manager”), provides day-to-day management of the fund’s investments. The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus and the Index Manager. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over the Index Manager. The Board also considered portfolio management’s brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended December 31, 2013, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. The Board discussed the results of the comparisons and noted that the fund’s total return performance was above the Performance Group and Performance Universe medians and ranked in the first quartile of the Performance Universe for all periods. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.The Board

The Fund 45

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expenses were above the Expense Group medians and below the Expense Universe medians.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or the Index Manager or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors.The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to the Index Manager in relation to the fee paid to Dreyfus by the fund and the respective services provided by the Index Manager and Dreyfus.The Board also noted the Index Manager’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus of managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus and the Index Manager, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays the Index Manager pursuant to the Index Management Agreement the Board did not consider the Index Manager’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board also considered potential benefits to Dreyfus and the Index Manager from acting as investment adviser and index manager, respectively, and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus and the Index Manager are adequate and appropriate.

  The Board was satisfied with the fund’s performance.

  The Board concluded that the fees paid to Dreyfus and the Index Manager were reasonable in light of the considerations described above.

The Fund 47

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates and the Index Manager, of the fund and the services provided to the fund by Dreyfus and the Index Manager. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years.The Board determined that renewal of the Agreements was in the best interests of the fund and its shareholders.

For More Information

Telephone 1-800-554-4611 or 1-516-338-3300

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 Attn: Investments Division

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at http://www.dreyfus.com and on the SEC’s website at http://www.sec.gov. The description of the policies and procedures is also available without charge, upon request, by calling 1-800-DREYFUS.

Item 2.      Code of Ethics.

                  Not applicable.

Item 3.      Audit Committee Financial Expert.

                  Not applicable.

Item 4.      Principal Accountant Fees and Services.

                  Not applicable.

Item 5.      Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.      Investments.

(a)              Not applicable.

Item 7.      Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.      Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.      Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.  [CLOSED END FUNDS ONLY]

Item 10.    Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.    Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.    Exhibits.

(a)(1)    Not applicable.

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)    Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Stock Index Fund, Inc.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/Bradley J. Skapyak

            Bradley J. Skapyak,

            President

Date:    August 13, 2014

By:       /s/James Windels

            James Windels,

            Treasurer

Date:    August 13, 2014

EXHIBIT INDEX

(a)(2)    Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)